Fees Summary	Jul. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,606,750,000.00
Total Fee Amount	1,464,792.18
Total Offset Amount	0.00
Net Fee	$ 1,464,792.18
Offering Table N/A
Offset Table N/A	N/A